Note to Schedule One - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Restricted Capital and Reserves	$ 343,719,000	$ 353,270,000
Minimum percentage of restricted net assets of consolidated and unconsolidated subsidiaries to consolidated net assets to file condensed financial information	25.00%
Cash dividend was declared by subsidiaries	0	0	0
Cash dividend was paid by subsidiaries	$ 0	$ 0	$ 0